Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of share-based compensation [Abstract]
Performance shares [Text block]
Philips Group
Performance shares
2017
	shares [1] )	weighted average grant-date fair value
EUR-denominated
Outstanding at January 1, 2017 [2] )	7,866,754	25.24
Granted	1,419,518	38.02
Vested/Issued	2,853,745	22.48
Forfeited	557,229	27.80
Adjusted Quantity [3] )	526,142	26.69
Outstanding at December 31, 2017	6,401,440	29.20

USD-denominated
Outstanding at January 1, 2017 [2] )	5,162,084	29.56
Granted	953,897	41.69
Vested/Issued	1,901,252	30.07
Forfeited	441,395	30.83
Adjusted Quantity [3] )	341,279	30.23
Outstanding at December 31, 2017	4,114,615	32.06
1) Excludes dividend declared on outstanding shares between grant date and vesting date that will be issued in shares (EUR-denominated: 402,240 shares and USD-denominated: 258,493 shares)
2)The outstanding number of performance shares as per January 1, 2017 was updated to reflect the adjusted number of shares related to target EPS
3)Adjusted quantity includes the impact from number of shares delivered in relation to the realization of 2014 plan EPS rate, and the performance adjustment on the currently vesting shares based on target EPS (2015, 2016 & 2017 plans)

Restricted shares [Text block]
Philips Group
Restricted shares
2017
	shares [1] ) [2] )	weighted average grant-date fair value
EUR-denominated
Outstanding at January 1, 2017	1,666,960	24.40
Granted	754,374	32.84
Vested/Issued	557,603	25.04
Forfeited	133,031	25.51
Outstanding at December 31, 2017	1,730,699	27.79

USD-denominated
Outstanding at January 1, 2017	1,711,903	27.78
Granted	758,368	36.61
Vested/Issued	521,055	28.63
Forfeited	266,590	28.74
Outstanding at December 31, 2017	1,682,625	31.35
1) Excludes dividend declared on outstanding shares between grant date and vesting date that will be issued in shares (EUR-denominated: 83,184 shares and USD-denominated: 79,537 shares).
2) Excludes premium shares on Restricted shares granted before 2013. ( 20% additional (premium) shares that may be received if shares delivered under the plan are not sold for a three-year period).

Options on listed share [Text block]
Philips Group
Options on EUR-denominated listed share
2017
	options	weighted average exercise price
Outstanding at January 1, 2017	7,052,065	22.49
Exercised	2,591,755	20.42
Forfeited	60,027	20.55
Expired	1,628,073	30.96
Outstanding at December 31, 2017	2,772,210	19.49

Exercisable at December 31, 2017	2,772,210	19.49
Philips Group
Options on USD-denominated listed share
2017
	options	weighted average exercise price
Outstanding at January 1, 2017	7,725,221	31.27
Exercised	2,818,363	29.12
Forfeited	122,154	32.82
Expired	1,474,938	41.66
Outstanding at December 31, 2017	3,309,766	28.41

Exercisable at December 31, 2017	3,309,766	28.41

Oustanding options [Text block]
Philips Group
Outstanding options
2017
exercise price	options	intrinsic value in millions	weighted average remaining contractual term
EUR-denominated
10-15	1,013,941	17.4	3.7 yrs
15-20	27,042	0.4	4.0 yrs
20-25	1,731,227	15.6	2.6 yrs
Outstanding options	2,772,210	33.4	3.0 yrs

USD-denominated
15-20	993,732	18.8	3.6 yrs
20-25	42,728	0.7	3.4 yrs
25-30	860,950	7.0	3.3 yrs
30-35	834,242	3.8	1.9 yrs
35-40	578,114	0.7	0.3 yrs
Outstanding options	3,309,766	31.1	2.5 yrs

Accelerate! options [Text block]
Philips Group
Accelerate! options
2017
	options	weighted average exercise price
EUR-denominated
Outstanding at January 1, 2017	860,300	16.02
Exercised	379,100	15.97
Outstanding at December 31, 2017	481,200	16.06

Exercisable at December 31, 2017	481,200	16.06

USD-denominated
Outstanding at January 1, 2017	257,800	20.02
Exercised	87,000	20.02
Outstanding at December 31, 2017	170,800	20.02

Exercisable at December 31, 2017	170,800	20.02